CERTAIN TRANSACTIONS (Details 5) (Cephalon [Member], USD $) In Millions, unless otherwise specified	Oct. 14, 2011
Cephalon [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Contingent Consideration, at Fair Value	$ 171